Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1)  Summary of Significant Accounting Policies

Hawthorn Bancshares, Inc. (the Company) through its subsidiary, Hawthorn Bank (the Bank), provides a broad range of banking services to individual and corporate customers located within the communities in and surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.

The accompanying consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of the consolidated financial statements includes all adjustments that, in the opinion of management, are necessary in order to make those statements not misleading. Management is required to make estimates and assumptions, including the determination of the allowance for loan losses, real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company's management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements.

The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:

Principles of Consolidation

In December of 2008, the Company formed Hawthorn Real Estate, LLC, (the Real Estate Company); a wholly owned subsidiary of the Company. In December of 2017, the Company formed Hawthorn Risk Management, Inc., (the Insurance Captive); a wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), the Real Estate Company, and the Insurance Captive. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans

Loans that the Company has the intent and ability to hold for the foreseeable future or to maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple‑interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.

Loans Held for Sale

Loans originated, primarily one-to-four family residential mortgage loans, with the intent to be sold in the secondary market are classified as held for sale and are accounted for at the lower of adjusted cost or fair value. Adjusted cost reflects the funded loan amount and any loan origination costs and fees. In order to manage the risk associated with such activities, the Company upon locking in an interest rate with the borrower enters into an agreement to sell such loans in the secondary market. Loans held for sale are typically sold with servicing rights retained and without recourse except for normal and customary representation and warranty provisions. Mortgage loans held for sale were $428,000 at December 31, 2019 compared to $583,000 at December 31, 2018.

Impaired Loans

A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan or by discounting the total expected future cash flows.

Non-Accrual Loans

Loans are placed on nonaccrual status when management believes that the borrower's financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Consumer loans and real estate loans secured by one to four family residential properties are exempt from these non-accrual guidelines. These loans are placed on non-accrual after 120 days past due. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Restructured Loans

A loan is accounted for as a troubled debt restructuring (TDR) if the Company, for economic or legal reasons related to the borrowers' financial difficulties, grants a concession to the borrower that it would not otherwise consider. A TDR typically involves (1) modification of terms such as a reduction of the stated interest rate, loan principal, accrued interest, or an extended maturity date (2) a loan renewal at a stated interest rate lower than the current market rate for a new loan with similar risk, or (3) debt that was not reaffirmed in bankruptcy. Nonperforming TDRs are returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months. The Company includes all performing and non-performing TDRs in the impaired and non-performing asset totals. The Company measures the impairment loss of a TDR in the same manner as described below. TDRs which are performing under their contractual terms continue to accrue interest which is recognized in current earnings.

Allowance for Loan Losses

Management has identified the accounting policy related to the allowance for loan losses as critical to the understanding of the Company's results of operations, since the application of this policy requires significant management assumptions and estimates that could result in materially different amounts to be reported if conditions or underlying circumstances were to change. The fair value of impaired loans deemed collateral dependent, for purposes of the measurement of the impairment loss, can be subject to changing market conditions, supply and demand, condition of the collateral and other factors over time. Such volatility can have an impact on the financial performance of the Company.

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. When loans become 90 days past due, they are generally placed on nonaccrual status or charged off unless extenuating circumstances justify leaving the loan on accrual basis. When loans reach 120 days past due and there is little likelihood of repayment, the uncollectible portion of the loans are charged off. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired.

The specific reserve component applies to loans evaluated individually for impairment. The net carrying value of impaired loans is generally based on the fair values of collateral obtained through independent appraisals and/or internal evaluations, or by discounting the total expected future cash flows. Once the impairment amount is calculated, a specific reserve allocation is recorded.

The incurred loss component of the general reserve, or loans collectively evaluated for impairment, is determined by applying loss rates to pools of loans by loan type. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type. The Company believes that the look-back period beginning January 1, 2012 provides a representative historical loss period in the current economic environment. These historical loss rates for each risk group are used as the starting point to determine loss rates for measurement purposes. The historical loan loss rates are multiplied by loss emergence periods (LEP) which represent the estimated time period between a borrower first experiencing financial difficulty and the recognition of a loss.

The Company's methodology includes qualitative risk factors that allow management to adjust its estimates of losses based on the most recent information available and to address other limitations in the quantitative component that is based on historical loss rates. Such risk factors are generally reviewed and updated quarterly, as appropriate, and are adjusted to reflect changes in national and local economic conditions and developments, the nature, volume and terms of loans in the portfolio, including changes in volume and severity of past due loans, the volume of nonaccrual loans, and the volume and  severity of adversely classified or graded loans, loan concentrations, assessment of trends in collateral values, assessment of changes in the quality of the Company's internal loan review department, and changes in lending policies and procedures, including underwriting standards and collections, charge-off and recovery practices.

Certificates of Deposit in other banks

Certificates of deposit are investments made by the Company with other financial institutions, in amounts less than $250,000 each in order to qualify for FDIC insurance coverage, that are carried at cost which approximates fair values.

Investment Securities

Available for sale securities

The largest component of the Company's investment portfolio consists of debt securities which are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income, net of taxes, a component of stockholders' equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments – Debt Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage‑backed securities, as an adjustment to yield. Dividend and interest income are recognized when earned. Realized gains and losses for securities classified as available‑for‑sale are included in earnings based on the specific identification method for determining the cost of securities sold.

Other investment securities

Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations.

Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment.

Capital Stock of the Federal Home Loan Bank

The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Agency, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank's year-end total assets plus 4.00% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.

Mortgage Servicing Rights

The Company originates and sells residential mortgage loans in the secondary market and typically retains the right to service the loans sold. Servicing involves the collection of payments from individual borrowers and the distribution of those payments to the investors or master servicer. Upon a sale of mortgage loans for which servicing rights are retained, the retained mortgage servicing rights asset is capitalized at the fair value of future net cash flows expected to be realized for performing servicing activities.

Mortgage servicing rights are carried at fair value in the consolidated balance sheet with changes in the fair value recognized in earnings. As most servicing rights do not trade in an active market with readily observable prices, the Company determines the fair value of mortgage servicing rights by estimating the fair value of the future cash flows associated with the mortgage loans being serviced. Key assumptions used in measuring the fair value of mortgage servicing rights include, but are not limited to, prepayment speeds, discount rates, delinquencies, ancillary income, and cost to service. These assumptions are validated on a periodic basis. The fair value is validated on a quarterly basis with an independent third party valuation specialist firm.

In addition to the changes in fair value of the mortgage servicing rights, the Company also recorded loan servicing fee income as part of real estate servicing fees, net in the consolidated statements of income. Loan servicing fee income represents revenue earned for servicing mortgage loans. The servicing fees are based on contractual percentage of the outstanding principal balance and recognized as revenue as the related mortgage payments are collected. Corresponding loan servicing costs are charged to expense as incurred.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The valuation write-downs are recorded as other non-interest expense. The Company establishes a valuation allowance related to other real estate owned and repossessed assets on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the cost of the asset.

Pension Plan

The Company provides a noncontributory defined benefit pension plan for all full-time employees.  The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates.  The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so.  The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.

The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation – Retirement Plans under the subtopic Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Income Taxes

Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income tax assets and liabilities are provided as temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements at the enacted tax rate expected to be applied in the period the deferred tax item is expected to be realized. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years.

A tax position is initially recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and all relevant facts. Penalties and interest incurred under the applicable tax law are classified as income tax expense. The Company has not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions as of December 31, 2019,  2018, and 2017.

Trust Department

Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, overnight interest earning deposits with banks, cash, and due from banks.

Stock-Based Compensation

The Company's stock-based employee compensation plan (the plan) is described in Note 14, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation – Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The Company adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, on January 1, 2017 and elected to recognize forfeitures as they occur. Prior to the adoption of the ASU, the expense was recognized based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying Consolidated Statements of Income. The plan expired on February 28, 2010, except as to outstanding options under the plan, and no further options may be granted pursuant to the plan. All options were fully expensed as of September 30, 2017.

Treasury Stock

The purchase of the Company's common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis. Gains on the sale of treasury stock are credited to additional paid-in-capital. Losses on the sale of treasury stock are charged to additional paid-in-capital to the extent of pervious gains, otherwise charged to retained earnings.

Stock Dividend On July 1, 2019, the Company paid a special stock dividend of four percent to shareholders of record at the close of business on June 15, 2019. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Summary of Recent Transactions and Events On February 8, 2019, Hawthorn Bank, a wholly-owned subsidiary of the Company, completed the sale of its branch located in Branson, Missouri with total deposits of approximately $10.6 million to Branson Bank in Branson, Missouri. The transaction excludes loans assigned to the branch. The sale resulted in a pre-tax gain of approximately $2.2 million, or $1.7 million after tax.

Reclassifications Certain prior year information has been reclassified to conform to the 2019 presentation.

The following represents significant new accounting principles adopted in 2019:

Leases On January 1, 2019, the Company adopted ASU No. 2016-02, Leases (Topic 842) which requires that lessees and lessors recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. The ASU primarily affects lessee accounting, which requires the lessee to recognize a right-of-use asset (ROU) and a liability to make lease payments for those leases classified as operating leases. For leases with a term of 12 months or less, an election by class of underlying asset not to recognize lease assets and lease liabilities is permitted. The ASU also provides additional guidance as to the definition of a lease, identification of lease components, and sale and leaseback transactions. The Company's operating leases primarily relate to office space and bank branches.

In January 2018, the FASB issued ASU 2018-01, which allows entities the option to apply the provisions of the new lease guidance at the effective date without adjusting the comparative periods presented. In July 2018, the FASB issued ASU 2018-10, which provides narrow-scope improvements to the lease standard and ASU 2018-11, which allows entities to choose an additional transition method, under which an entity initially applies the new lease standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Under this transitional method, the entity shall recognize and measure the leases that exist at the adoption date and the prior comparative periods are not adjusted. The Company adopted this ASU as of January 1, 2019 using the transitional method. In addition, the Company utilized the practical expedients that allowed it to retain the classifications of existing leases, not re-assess if existing leases have initial direct costs, and hindsight when determining the lease term and assessment of impairment. The adoption of ASU 2016-02 and related transition guidance resulted in the recording of right-of-use assets and lease liabilities on the consolidated balance sheets of $2.3 million and $2.3 million at the adoption date, respectively; however, it did not have a material impact on the Company's other consolidated financial statements. See Note 9 - Leases for additional information.

Derivatives and Hedging The FASB issued guidance within ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities (Topic 815) in August 2017. The amendments in ASU 2017-12 to Topic 815, Derivatives and Hedging, are intended to more closely align hedge accounting with companies' risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The guidance also amends the presentation and disclosure requirements and changes how companies assess effectiveness. Under the new guidance, public companies will have until the end of the first quarter in which a hedge is designated to perform an initial assessment of a hedge's effectiveness. After initial qualification, the new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. Additional disclosures include cumulative basis adjustments for fair value hedges and the effect of hedging on individual income statement line items. The amendments in this Update are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The ASU did not have a significant effect on the Company's Consolidated Financial Statements.